Other long-term debt - Additional Information (Details) ¥ in Millions																																1 Months Ended			2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 22, 2020	Nov. 16, 2020 USD ($)	Nov. 12, 2020 USD ($)	Sep. 17, 2020 USD ($)	Jun. 29, 2020 USD ($)	Apr. 26, 2019 USD ($)	Apr. 16, 2019	Apr. 15, 2019 USD ($)	Apr. 07, 2019 USD ($)	Apr. 01, 2019 USD ($)	Jan. 04, 2019 USD ($)	Dec. 21, 2018 USD ($)	Nov. 30, 2018 USD ($)	Sep. 21, 2018 USD ($)	Sep. 20, 2018 USD ($)	Aug. 03, 2018 USD ($)	Mar. 20, 2018 USD ($)	Mar. 19, 2018 USD ($)	Dec. 01, 2017 USD ($)	Dec. 01, 2017 USD ($)	Nov. 30, 2017	Nov. 22, 2017 USD ($)	Apr. 07, 2017 USD ($)	Feb. 28, 2017 USD ($)	Aug. 30, 2016 USD ($)	Aug. 30, 2016 USD ($)	Aug. 15, 2016 USD ($)	Mar. 14, 2016 USD ($)	Jan. 27, 2016 USD ($)	Dec. 28, 2015 USD ($)	Sep. 23, 2019 USD ($)	Nov. 30, 2017	Feb. 28, 2017 USD ($)	Aug. 12, 2019 USD ($)	Nov. 12, 2019 USD ($)	Jun. 21, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 14, 2019 USD ($)	Jun. 21, 2019 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2020 CNY (¥)	Nov. 12, 2020 CNY (¥)	Jun. 29, 2020 CNY (¥)	Nov. 12, 2019 CNY (¥)	Sep. 23, 2019 CNY (¥)	Aug. 15, 2019 USD ($)	Aug. 15, 2019 CNY (¥)	Aug. 14, 2019 CNY (¥)	Aug. 12, 2019 CNY (¥)	Jun. 21, 2019 CNY (¥)	Apr. 07, 2019 CNY (¥)	Apr. 01, 2019 CNY (¥)	Jan. 04, 2019 CNY (¥)	Dec. 28, 2018	Dec. 21, 2018 CNY (¥)	Nov. 30, 2018 CNY (¥)	Sep. 21, 2018 CNY (¥)	Sep. 20, 2018 CNY (¥)	Aug. 03, 2018 CNY (¥)	Mar. 20, 2018 CNY (¥)	Aug. 15, 2017	Apr. 07, 2017 CNY (¥)	Aug. 15, 2016 CNY (¥)	Mar. 14, 2016 CNY (¥)	Jan. 27, 2016 CNY (¥)	Dec. 28, 2015 CNY (¥)
Debt Instrument [Line Items]
Net (loss)/gain on debt extinguishment																																										$ (1,843,306)	$ (8,580,510)	$ (21,443,949)
First Tranche Bonds [Member]
Debt Instrument [Line Items]
Stated rate																																																										8.20%
Debt Instrument Redemption Amount														$ 87,000,000																						$ 57,000,000												¥ 400.0												¥ 600.0
Net (loss)/gain on debt extinguishment														(6,518,487)																						(1,484)
Unamortized Debt Issuance Expense														8,913																						1,659
Debt Instrument Redemption Price														$ 6,509,574																						$ 175
First Tranche Bonds [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Stated rate																																																										7.50%
Second Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Amount	$ 30,000,000												$ 58,000,000																						$ 13,000,000						$ 30,000,000				¥ 210.0								¥ 90.0						¥ 400.0
Net (loss)/gain on debt extinguishment													(4,775,500)																						127,864
Unamortized Debt Issuance Expense													2,216																						562
Debt Instrument Redemption Price													$ 4,773,284																						$ 128,426
Third Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Amount	300,000																																						$ 71,000,000		300,000				2.1							¥ 497.9
Net (loss)/gain on debt extinguishment																																							(743,034)
Unamortized Debt Issuance Expense																																							2,100
Debt Instrument Redemption Price																																							$ 740,934
New Tranche [Member]
Debt Instrument [Line Items]
Stated rate																																																																	8.20%
Debt Instrument Redemption Amount																	$ 153,000,000																																	$ 64,000,000	¥ 450.0												¥ 1,050.0
Net (loss)/gain on debt extinguishment																	(5,989,710)
Unamortized Debt Issuance Expense																	278,844
Debt Instrument Redemption Price																	$ 5,710,866
Two thousand seventeen Tranche [Member]
Debt Instrument [Line Items]
Stated rate																																																																	8.20%
Debt Instrument Redemption Amount										$ 90,000,000								$ 73,000,000																																					¥ 630.0									¥ 500.0
Net (loss)/gain on debt extinguishment										(1,535,132)								(3,782,353)
Unamortized Debt Issuance Expense																		287,796
Debt Instrument Redemption Price										$ 1,535,132								$ 3,494,557
Two Thousand Eighteen Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Amount	18,000,000														$ 58,000,000																	$ 11,000,000									18,000,000				124.0				¥ 76.0												¥ 400.0
Net (loss)/gain on debt extinguishment															(3,599,937)																	(20,958)									132,897
Unamortized Debt Issuance Expense	296,957														308,851																	$ 20,958									296,957
Debt Instrument Redemption Price	164,060														$ 3,291,086																										164,060
2019 Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Amount	1,300,000																																				$ 85,000,000			$ 85,000,000	1,300,000				9.0									¥ 591.0
Net (loss)/gain on debt extinguishment																																								(1,894,262)	(303,532)
Unamortized Debt Issuance Expense	138,289																																				465,317			465,317	138,289
Debt Instrument Redemption Price	165,243																																				1,428,945			1,428,945	165,243
Two Thousand Nineteen First Tranche
Debt Instrument [Line Items]
Debt Instrument Redemption Amount	49,000,000																																				91,000,000			91,000,000	49,000,000				343.0									¥ 637.0
Net (loss)/gain on debt extinguishment																																					(3,977,493)				(423,011)
Unamortized Debt Issuance Expense	350,371																																				482,825			482,825	350,371
Debt Instrument Redemption Price	72,640																																				$ 3,494,668			$ 3,494,668	72,640
2020 Tranche
Debt Instrument [Line Items]
Debt Instrument Redemption Amount	94,000,000																																								94,000,000				¥ 646.0
Net (loss)/gain on debt extinguishment	(261,320)
Unamortized Debt Issuance Expense	260,828																																								260,828
Debt Instrument Redemption Price	$ 492																																								$ 492
Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																																										2.0
Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																																										1.0
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Debt Instrument [Line Items]
Debt issuance date																					Dec. 01, 2017	Nov. 22, 2017	Nov. 22, 2017
Debt instrument, aggregate principal amount																				$ 100,000,000	$ 100,000,000		$ 200,000,000
Maturity date																				Nov. 22, 2020													Nov. 22, 2020									Nov. 22, 2020
Stated rate																						8.875%	8.875%										8.875%									8.875%
Debt Instrument, Frequency of Periodic Payment																							semi-annually
Effective interest rate																																										9.95%
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction																																										10.00%
Debt Instrument Redemption Amount																																										$ 299,100,000	900,000
Net (loss)/gain on debt extinguishment																																										(216,290)	38,136
Debt instruments redemption difference between repurchase price and principal amount																																										42,214	47,200
Unamortized Debt Issuance Expense																																										$ 174,076	9,064
Debt term		3 years																		3 years
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																																										2.0
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																																										1.0
Corporate Bonds Due On December 28, 2020 at 8.20% [Member]
Debt Instrument [Line Items]
Maturity date																																										Dec. 28, 2020
Stated rate																																										8.20%
Corporate Bonds Due On December 28, 2020 at 7.5% [Member] | First Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt issuance date																															Dec. 28, 2015
Debt instrument, aggregate principal amount																															$ 154,000,000																																							¥ 1,000.0
Maturity date																															Dec. 28, 2020
Stated rate																															7.50%																																							7.50%
Corporate bonds due on January 27, 2021 at 7.47% [Member]
Debt Instrument [Line Items]
Maturity date																																										Jan. 27, 2021
Stated rate																																										7.47%
Corporate bonds due on January 27, 2021 at 7.47% [Member] | Second Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt issuance date																														Jan. 27, 2016
Debt instrument, aggregate principal amount																														$ 107,000,000																																							¥ 700.0
Maturity date																														Jan. 27, 2021
Stated rate																														7.47%																																							7.47%
Corporate Bonds Due on August 15 2019 at 7.5% [Member] | New Tranche [Member]
Debt Instrument [Line Items]
Debt issuance date																												Aug. 15, 2016
Debt instrument, aggregate principal amount																												$ 216,000,000																																							¥ 1,500.0
Maturity date																												Aug. 15, 2019
Stated rate																												7.50%																																					7.50%		7.50%
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Debt Instrument [Line Items]
Debt issuance date																									Feb. 28, 2017									Feb. 28, 2017
Debt instrument, aggregate principal amount																									$ 300,000,000									$ 300,000,000
Maturity date																									Feb. 28, 2021									Feb. 28, 2021								Feb. 28, 2021
Stated rate																									7.75%									7.75%								7.75%
Debt Instrument, Frequency of Periodic Payment																									semi-annually
Effective interest rate																									8.68%									8.68%
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction																																										10.00%
Debt Instrument Redemption Amount																																						$ 25,400,000				$ 41,000,000	10,600,000	25,400,000
Net (loss)/gain on debt extinguishment																																						2,642,710				(588,507)	1,126,617
Debt instruments redemption difference between repurchase price and principal amount																																						3,043,135				348,581	1,246,256
Unamortized Debt Issuance Expense																																						400,425				$ 239,926	119,639	400,425
Debt term																									4 years
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																																										2.0
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																																										1.0
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member]
Debt Instrument [Line Items]
Debt issuance date																										Aug. 30, 2016	Aug. 30, 2016
Debt instrument, aggregate principal amount																										$ 300,000,000	$ 300,000,000
Maturity date																											Aug. 30, 2019
Stated rate																										8.125%	8.125%
Debt Instrument, Frequency of Periodic Payment																											semi-annually
Effective interest rate																																										9.06%
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction																																										10.00%
Debt Instrument Redemption Amount																																						11,900,000					288,100,000	11,900,000
Net (loss)/gain on debt extinguishment																																						511,919					(1,111,583)
Debt instruments redemption difference between repurchase price and principal amount																																						577,449					125,165
Unamortized Debt Issuance Expense																																						$ 65,530					986,418	$ 65,530
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																																										2.50
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																																										1.0
Corporate bonds due on March 14, 2021 at 7.09% [Member]
Debt Instrument [Line Items]
Maturity date																																										Mar. 14, 2021
Stated rate																																										7.09%
Corporate bonds due on March 14, 2021 at 7.09% [Member] | Third Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt issuance date																													Mar. 14, 2016
Debt instrument, aggregate principal amount																													$ 77,000,000																																							¥ 500.0
Maturity date																													Mar. 14, 2021
Stated rate																													7.09%																																							7.09%
Corporate bonds due on September 21, 2020 at 8.5% [Member]
Debt Instrument [Line Items]
Maturity date																																										Sep. 21, 2020
Stated rate																																										8.50%
Corporate bonds due on September 21, 2020 at 8.5% [Member] | Two Thousand Eighteen Tranche [Member]
Debt Instrument [Line Items]
Debt issuance date																Sep. 20, 2018
Debt instrument, aggregate principal amount																$ 87,000,000																																														¥ 600.0
Maturity date																Sep. 21, 2020
Stated rate																8.50%																																														8.50%
Corporate Bonds Due in April 7, 2020 at 8.2% [Member] | Two thousand seventeen Tranche [Member]
Debt Instrument [Line Items]
Debt issuance date																								Apr. 07, 2017
Debt instrument, aggregate principal amount																								$ 173,000,000																																										¥ 1,130.0
Maturity date																								Apr. 07, 2018
Stated rate																								8.20%																																										8.20%
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member]
Debt Instrument [Line Items]
Debt issuance date																			Mar. 19, 2018
Debt instrument, aggregate principal amount																			$ 200,000,000
Maturity date																			Mar. 19, 2020																							Mar. 12, 2020
Stated rate																			9.875%																							9.875%
Debt Instrument, Frequency of Periodic Payment																			semi-annually
Effective interest rate																																						11.34%						11.34%
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction																																										10.00%
Debt Instrument Redemption Amount																																										$ 124,300,000	75,700,000
Net (loss)/gain on debt extinguishment																																											(563,941)
Unamortized Debt Issuance Expense																																											563,941
Debt term																			2 years
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																																										2.0
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																																										1.0
October 2021 Senior Secured Notes due on October 16, 2021 at 14.20% [Member]
Debt Instrument [Line Items]
Debt issuance date							Apr. 26, 2019		Apr. 15, 2019
Debt instrument, aggregate principal amount							$ 100,000,000		$ 200,000,000
Debt instrument, aggregate face amount							$ 300,000,000		$ 300,000,000
Maturity date							Oct. 15, 2021	Oct. 15, 2021	Oct. 15, 2021																																	Oct. 16, 2021
Stated rate							14.20%		14.20%																																	14.20%
Debt Instrument, Frequency of Periodic Payment							semi-annually		semi-annually
Redemption price																																										101.00%
Debt Instrument Redemption Amount																																										$ 43,500,000	2,500,000
Net (loss)/gain on debt extinguishment																																										(176,209)	(25,240)
Debt instruments redemption difference between repurchase price and principal amount																																										$ 176,209	52,500
Unamortized Debt Issuance Expense																																											$ 77,740
Debt term							2 years 6 months		2 years 6 months
October 2021 Senior Secured Notes due on October 16, 2021 at 14.20% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																																										2.0
October 2021 Senior Secured Notes due on October 16, 2021 at 14.20% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																																										1.0
June 2022 Senior Secured Notes at 14.00% [Member]
Debt Instrument [Line Items]
Debt issuance date						Jun. 29, 2020
Debt instrument, aggregate principal amount						$ 75,000,000																																									¥ 514.5
Maturity date						Jun. 29, 2022
Stated rate						12.00%																																									12.00%
Debt Instrument, Frequency of Periodic Payment						semi-annually
Effective interest rate																																										15.69%
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction																																										10.00%
Debt term						2 years
September 2023 Senior Secured Notes at 14.50% [Member]
Debt Instrument [Line Items]
Debt issuance date					Sep. 17, 2020
Debt instrument, aggregate principal amount					$ 300,000,000
Maturity date					Sep. 17, 2023
Stated rate					14.50%
Debt Instrument, Frequency of Periodic Payment					semi-annually
Effective interest rate																																										15.69%
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction																																										10.00%
Debt Instrument Redemption Amount																																										$ 1,000,000
Net (loss)/gain on debt extinguishment																																										(7,334)
Debt instruments redemption difference between repurchase price and principal amount																																										$ 7,334
Debt term					3 years
September 2023 Senior Secured Notes at 14.50% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																																										2.0
September 2023 Senior Secured Notes at 14.50% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																																										1.0
Corporate Bonds Due in January 4, 2022 at 8.5% | 2019 Tranche [Member]
Debt Instrument [Line Items]
Debt issuance date												Jan. 04, 2019
Debt instrument, aggregate principal amount												$ 87,000,000																																													¥ 600.0
Maturity date												Jan. 04, 2022
Stated rate												8.50%																																													8.50%
Corporate Bonds Due in April 1, 2024 at 8.4% | Two Thousand Nineteen First Tranche
Debt Instrument [Line Items]
Debt issuance date											Apr. 01, 2019
Debt instrument, aggregate principal amount											$ 146,000,000																																													¥ 980.0
Maturity date											Apr. 01, 2024
Stated rate											8.40%																																													8.40%
Corporate bonds due on November 13, 2025 at 8.35% [Member]
Debt Instrument [Line Items]
Debt instrument, aggregate face amount				$ 130,000,000
Maturity date																																										Nov. 13, 2025
Stated rate																																										8.35%
Corporate bonds due on November 13, 2025 at 8.35% [Member] | 2020 Tranche
Debt Instrument [Line Items]
Debt issuance date			Nov. 12, 2020
Debt instrument, aggregate principal amount			$ 130,000,000																																											¥ 900.0
Maturity date				Nov. 13, 2025
Stated rate			8.35%
Debt Instrument, Redemption, Period One [Member] | November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Debt Instrument [Line Items]
Redemption terms																																										At any time prior to November 22, 2020, the Company may at its option redeem the November 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the November 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any November 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such November 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such November 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such November 2020 Senior Secured Note through the maturity date of the November 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the November 2020 Indenture) plus 100 basis points, over (B) the principal amount of such November 2020 Senior Secured Note on such redemption date.
Redemption price																																										100.00%
Debt Instrument, Description of Variable Rate Basis																																										the Adjusted Treasury Rate (as defined in the November 2020 Indenture)
Debt Instrument, Basis Spread on Variable Rate																																										100.00%
Debt Instrument, Redemption, Period One [Member] | November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member] | Applicable Premium [Member]
Debt Instrument [Line Items]
Redemption price																																										1.00%
Debt Instrument, Redemption, Period One [Member] | February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Debt Instrument [Line Items]
Redemption terms																																										At any time prior to February 28, 2021, the Company may at its option redeem the February 2021 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the February 2021 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any February 2021 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such February 2021 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such February 2021 Senior Secured Note, plus all required remaining scheduled interest payments due on such February 2021 Senior Secured Note through the maturity date of the February 2021 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the February 2021 Indenture) plus 100 basis points, over (B) the principal amount of such February 2021 Senior Secured Note on such redemption date.
Redemption price																																										100.00%
Debt Instrument, Description of Variable Rate Basis																																										the Adjusted Treasury Rate (as defined in the February 2021 Indenture)
Debt Instrument, Basis Spread on Variable Rate																																										100.00%
Debt Instrument, Redemption, Period One [Member] | February 2021 Senior notes due on February 28, 2021 at 7.75% [Member] | Applicable Premium [Member]
Debt Instrument [Line Items]
Redemption price																																										1.00%
Debt Instrument, Redemption, Period One [Member] | August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member]
Debt Instrument [Line Items]
Redemption terms																																										At any time prior to August 30, 2019, the Company may at its option redeem the August 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the August 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any August 2019 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such August 2019 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such August 2019 Senior Secured Note, plus all required remaining scheduled interest payments due on such August 2019 Senior Secured Note through the maturity date of the August 2019 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the August 2019 Indenture) plus 100 basis points, over (B) the principal amount of such August 2019 Senior Secured Note on such redemption date.
Redemption price																																										100.00%
Debt Instrument, Description of Variable Rate Basis																																										the Adjusted Treasury Rate (as defined in the August 2019 Indenture)
Debt Instrument, Basis Spread on Variable Rate																																										100.00%
Debt Instrument, Redemption, Period One [Member] | August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member] | Applicable Premium [Member]
Debt Instrument [Line Items]
Redemption price																																										1.00%
Debt Instrument, Redemption, Period One [Member] | March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member]
Debt Instrument [Line Items]
Redemption terms																																										At any time prior to March 19, 2020, the Company may at its option redeem the March 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the March 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any March 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such March 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such March 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such March 2020 Senior Secured Note through the maturity date of the March 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the March 2020 Indenture) plus 100 basis points, over (B) the principal amount of such March 2020 Senior Secured Note on such redemption date.
Redemption price																																										100.00%
Debt Instrument, Description of Variable Rate Basis																																										the Adjusted Treasury Rate (as defined in the March 2020 Indenture)
Debt Instrument, Basis Spread on Variable Rate																																										100.00%
Debt Instrument, Redemption, Period One [Member] | March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member] | Applicable Premium [Member]
Debt Instrument [Line Items]
Redemption price																																										1.00%
Debt Instrument, Redemption, Period One [Member] | October 2021 Senior Secured Notes due on October 16, 2021 at 14.20% [Member]
Debt Instrument [Line Items]
Redemption terms																																										At any time prior to October 15, 2021, the Company may at its option redeem the October 2021 Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the October 2021 Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any October 2021 Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such Note, plus all required remaining scheduled interest payments due on such Note through the maturity date of the October 2021 Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.
Redemption price																																										100.00%
Debt Instrument, Description of Variable Rate Basis																																										the Adjusted Treasury Rate (as defined in the Indenture)
Debt Instrument, Basis Spread on Variable Rate																																										100.00%
Debt Instrument, Redemption, Period One [Member] | October 2021 Senior Secured Notes due on October 16, 2021 at 14.20% [Member] | Applicable Premium [Member]
Debt Instrument [Line Items]
Redemption price																																										1.00%
Debt Instrument, Redemption, Period One [Member] | June 2022 Senior Secured Notes at 14.00% [Member]
Debt Instrument [Line Items]
Redemption terms																																										At any time prior to June 29, 2022, the Company may at its option redeem the June 2022 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2022 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any June 2022 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such June 2022 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such June 2022 Senior Secured Note, plus all required remaining scheduled interest payments due on such June 2022 Senior Secured Note through the maturity date of the June 2022 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2022 Indenture) plus 100 basis points, over (B) the principal amount of such June 2022 Senior Secured Note on such redemption date.
Redemption price																																										100.00%
Debt Instrument, Description of Variable Rate Basis																																										the Adjusted Treasury Rate (as defined in the June 2022 Indenture)
Debt Instrument, Basis Spread on Variable Rate																																										100.00%
Debt Instrument, Redemption, Period One [Member] | June 2022 Senior Secured Notes at 14.00% [Member] | Applicable Premium [Member]
Debt Instrument [Line Items]
Redemption price																																										1.00%
Debt Instrument, Redemption, Period One [Member] | September 2023 Senior Secured Notes at 14.50% [Member]
Debt Instrument [Line Items]
Redemption terms																																										At any time prior to September 17, 2023, the Company may at its option redeem the September 2023 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the September 2023 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any September 2023 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such September 2023 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such September 2023 Senior Secured Note, plus all required remaining scheduled interest payments due on such September 2023 Senior Secured Note through the maturity date of the September 2023 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the September 2023 Indenture) plus 100 basis points, over (B) the principal amount of such September 2023 Senior Secured Note on such redemption date.
Redemption price																																										100.00%
Debt Instrument, Description of Variable Rate Basis																																										the Adjusted Treasury Rate (as defined in the September 2023 Indenture)
Debt Instrument, Basis Spread on Variable Rate																																										100.00%
Debt Instrument, Redemption, Period One [Member] | September 2023 Senior Secured Notes at 14.50% [Member] | Applicable Premium [Member]
Debt Instrument [Line Items]
Redemption price																																										1.00%
Debt Instrument, Redemption, Period Two [Member] | November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Debt Instrument [Line Items]
Redemption terms																																										At any time prior to November 22, 2020, the Company may redeem up to 35% of the aggregate principal amount of the November 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.875% of the principal amount of the November 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the November 2020 Senior Secured Notes issued on November 22, 2017 remain outstanding after each such redemption.
Redemption price																																										108.875%
Debt Instrument, Redemption, Period Two [Member] | November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable																																										35.00%
Debt Instrument, Redemption, Period Two [Member] | November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage																																										65.00%
Debt Instrument, Redemption, Period Two [Member] | February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Debt Instrument [Line Items]
Redemption terms																																										At any time prior to February 28, 2021, the Company may redeem up to 35% of the aggregate principal amount of the February 2021 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 107.75% of the principal amount of the February 2021 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the February 2021 Senior Secured Notes issued on February 28, 2017 remain outstanding after each such redemption.
Debt Instrument, Redemption, Period Two [Member] | February 2021 Senior notes due on February 28, 2021 at 7.75% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable																																										35.00%
Debt Instrument, Redemption, Period Two [Member] | February 2021 Senior notes due on February 28, 2021 at 7.75% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Redemption price																																										107.75%
Debt Instrument Carrying Amount Percentage																																										65.00%
Debt Instrument, Redemption, Period Two [Member] | August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member]
Debt Instrument [Line Items]
Redemption terms																																										At any time prior to August 30, 2019, the Company may redeem up to 35% of the aggregate principal amount of the August 2019 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.125% of the principal amount of the August 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the August 2019 Senior Secured Notes issued on August 30, 2016 remain outstanding after each such redemption.
Redemption price																																										108.125%
Debt Instrument, Redemption, Period Two [Member] | August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable																																										35.00%
Debt Instrument, Redemption, Period Two [Member] | August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage																																										65.00%
Debt Instrument, Redemption, Period Two [Member] | March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member]
Debt Instrument [Line Items]
Redemption terms																																										At any time prior to March 19, 2020, the Company may redeem up to 35% of the aggregate principal amount of the March 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 109.875% of the principal amount of the March 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the March 2020 Senior Secured Notes issued on March 19, 2018 remain outstanding after each such redemption
Redemption price																																										109.875%
Debt Instrument, Redemption, Period Two [Member] | March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable																																										35.00%
Debt Instrument, Redemption, Period Two [Member] | March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage																																										65.00%
Debt Instrument, Redemption, Period Two [Member] | October 2021 Senior Secured Notes due on October 16, 2021 at 14.20% [Member]
Debt Instrument [Line Items]
Redemption terms																																										At any time prior to October 15, 2021, the Company may redeem up to 35% of the aggregate principal amount of the October 2021 Notes with the net cash proceeds of one or more sales of the Company’s common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114.2% the principal amount of the October 2021 Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the October 2021 Notes issued on April 15, 2019 remain outstanding after each such redemption and any such redemption takes place within 60 days after the closing of the related equity offering.
Redemption price																																										114.20%
Debt Instrument, Redemption, Period Two [Member] | October 2021 Senior Secured Notes due on October 16, 2021 at 14.20% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable																																										35.00%
Debt Instrument, Redemption, Period Two [Member] | October 2021 Senior Secured Notes due on October 16, 2021 at 14.20% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage																																										65.00%
Debt Instrument, Redemption, Period Two [Member] | June 2022 Senior Secured Notes at 14.00% [Member]
Debt Instrument [Line Items]
Redemption terms																																										At any time prior to June 29, 2022, the Company may redeem up to 35% of the aggregate principal amount of the June 2022 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 112% of the principal amount of the June 2022 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the June 2022 Senior Secured Notes issued on June 29, 2020 remain outstanding after each such redemption.
Redemption price																																										112.00%
Debt Instrument, Redemption, Period Two [Member] | June 2022 Senior Secured Notes at 14.00% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable																																										35.00%
Debt Instrument, Redemption, Period Two [Member] | June 2022 Senior Secured Notes at 14.00% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage																																										65.00%
Debt Instrument, Redemption, Period Two [Member] | September 2023 Senior Secured Notes at 14.50% [Member]
Debt Instrument [Line Items]
Redemption terms																																										At any time prior to September 17, 2023, the Company may redeem up to 35% of the aggregate principal amount of the September 2023 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114.5% of the principal amount of the September 2023 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the September 2023 Senior Secured Notes issued on September 17, 2020 remain outstanding after each such redemption.
Redemption price																																										114.50%
Debt Instrument, Redemption, Period Two [Member] | September 2023 Senior Secured Notes at 14.50% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable																																										35.00%
Debt Instrument, Redemption, Period Two [Member] | September 2023 Senior Secured Notes at 14.50% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage																																										65.00%